RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
19. RELATED PARTY TRANSACTIONS
Purchases from Carrier and its affiliates comprised 62% of all inventory purchases made during each of 2018, 2017 and 2016. At December 31, 2018 and 2017, approximately $71,000 and $75,000, respectively, was payable to Carrier and its affiliates, net of receivables. Our joint ventures with Carrier also sell HVAC products to Carrier and its affiliates. Revenues in our consolidated statements of income for 2018, 2017 and 2016 included approximately $84,000, $64,000 and $56,000, respectively, of sales to Carrier and its affiliates. We believe these transactions are conducted on terms equivalent to an arm’s-length basis in the ordinary course of business.
A member of our Board of Directors is the Chairman and Chief Executive Officer of Moss & Associates LLC, which served as general contractor for the remodeling of our Miami headquarters that was completed in 2018. We paid Moss & Associates LLC $124, $951 and $291 for construction services performed during 2018, 2017 and 2016, respectively, and no amount was payable at December 31, 2018.
A member of our Board of Directors is the Senior Chairman of Greenberg Traurig, P.A., which serves as our principal outside counsel and receives customary fees for legal services. During 2018 and 2017, we paid this firm $131 and $475, respectively, for services performed, and no amount was payable at December 31, 2018.